SHAREHOLDERS' EQUITY AND REDEEMABLE EQUITY INTERESTS - Common Stock (Details) - CC NEUBERGER PRINCIPAL HOLDINGS I	12 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2020 shares	Apr. 23, 2020 shares	Mar. 06, 2020 shares	Jan. 16, 2020 shares
Class A common stock
SHAREHOLDERS' EQUITY
Common shares, shares authorized (in shares)	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Common shares, issued including shares subject to possible redemption	41,400,000
Shares issued (in shares)	2,306,284
Shares subject to possible redemption	39,093,716	39,093,716
Common shares, outstanding including shares subject to possible redemption	41,400,000
Shares outstanding (in shares)	2,240,588
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%
Class B common stock
SHAREHOLDERS' EQUITY
Common shares, shares authorized (in shares)	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001
Common shares, votes per share | Vote	1
Shares issued (in shares)	15,350,000		15,350,000	13,625,000	2,875,000
Shares outstanding (in shares)	15,350,000		15,350,000	13,625,000	2,875,000
Number of Class A common stock issued upon conversion of each share (in shares)	1